Leases - Additional Information (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2018 MXN ($)
Disclosure of detailed information about borrowings [line items]
Lease liabilities		$ 63,184,128	$ 68,148,627	$ 70,651,797
Current lease liability	$ 406,389	8,106,937	5,847,085
Non-current lease liabilities	$ 2,760,941	$ 55,077,191	$ 62,301,542
PEMEX [Member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Lease general term	1 year
PEMEX [Member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Lease general term	3 years